UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/11

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.10%

COMMON STOCKS 56.63%

Aerospace & Defense 1.15%

DigitalGlobe, Inc.*	35	$793,100
GeoEye, Inc.*	38	1,356,375
Hexcel Corp.*	335	7,694,950
Moog, Inc. Class A*	125	4,985,000

Total		14,829,425

Airlines 0.23%

United Continental Holdings, Inc.*	158	2,927,925

Auto Components 0.49%

Cooper-Standard Holdings, Inc.*	132	6,390,506

Automobiles 0.23%

Honda Motor Co., Ltd. ADR	91	2,958,017

Beverages 0.65%

PepsiCo, Inc.	130	8,375,900

Biotechnology 1.24%

Amgen, Inc.	35	1,939,175
BioMarin Pharmaceutical, Inc.*	90	2,662,650
Celgene Corp.*	150	8,920,500
Human Genome Sciences, Inc.*	200	2,574,000

Total		16,096,325

Capital Markets 0.97%

Franklin Resources, Inc.	45	5,396,400
Legg Mason, Inc.	40	1,137,775
State Street Corp.	70	2,486,400
T. Rowe Price Group, Inc.	65	3,476,200

Total		12,496,775

Chemicals 2.69%

Celanese Corp. Series A	100	4,701,000
CF Industries Holdings, Inc.	15	2,742,300
Dow Chemical Co. (The)	150	4,267,500
LyondellBasell Industries NV Class A (Netherlands)(a)	175	6,063,750
Monsanto Co.	80	5,514,400
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	57	3,304,860
Rockwood Holdings, Inc.*	160	8,160,000

Total		34,753,810

Commercial Banks 2.12%

Huntington Bancshares, Inc.	350	1,760,500
PNC Financial Services Group, Inc. (The)	60	3,008,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Shares (000)	Fair Value
Commercial Banks (continued)

Regions Financial Corp.	400	$1,816,000
U.S. Bancorp	350	8,123,500
Wells Fargo & Co.	400	10,440,000
Zions Bancorporation	135	2,354,400

Total		27,502,800

Communications Equipment 0.89%

Aruba Networks, Inc.*	200	4,266,000
QUALCOMM, Inc.	140	7,204,400

Total		11,470,400

Computers & Peripherals 2.63%

Apple, Inc.*	47	18,087,010
Fortinet, Inc.*	220	4,208,600
Hewlett-Packard Co.	130	3,383,900
International Business Machines Corp.	30	5,157,300
QLogic Corp.*	230	3,213,100

Total		34,049,910

Consumer Finance 0.43%

Capital One Financial Corp.	120	5,526,000

Containers & Packaging 0.37%

Temple-Inland, Inc.	200	4,840,000

Distributors 0.49%

Genuine Parts Co.	115	6,327,300

Diversified Financial Services 1.66%

Bank of America Corp.	875	7,148,750
Fannie Mae*	182	54,546
JPMorgan Chase & Co.	380	14,272,800

Total		21,476,096

Diversified Telecommunication Services 2.43%

AT&T, Inc.	425	12,104,000
CenturyLink, Inc.	230	8,314,500
Verizon Communications, Inc.	200	7,234,000
Windstream Corp.	300	3,810,000

Total		31,462,500

Electric: Utilities 0.80%

UniSource Energy Corp.	275	10,411,500

Electrical Equipment 1.46%

A123 Systems, Inc.*	220	1,051,600
AMETEK, Inc.	60	2,344,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Shares (000)	Fair Value
Electrical Equipment (continued)

Cooper Industries plc	55	$2,605,900
Emerson Electric Co.	175	8,146,250
Rockwell Automation, Inc.	75	4,809,750

Total		18,958,300

Energy Equipment & Services 0.76%

Cameron International Corp.*	85	4,416,600
Schlumberger Ltd.	70	5,468,400

Total		9,885,000

Food & Staples Retailing 1.55%

CVS Caremark Corp.	115	4,129,650
Ingles Markets, Inc. Class A	430	6,591,900
Wal-Mart Stores, Inc.	175	9,311,750

Total		20,033,300

Food Products 1.53%

Archer-Daniels-Midland Co.	215	6,123,200
H.J. Heinz Co.	80	4,211,200
Kellogg Co.	90	4,888,800
Kraft Foods, Inc. Class A	130	4,552,600

Total		19,775,800

Hotels, Restaurants & Leisure 1.41%

Marriott International, Inc. Class A	130	3,806,400
McDonald’s Corp.	110	9,950,600
Starwood Hotels & Resorts Worldwide, Inc.	100	4,456,000

Total		18,213,000

Household Products 0.54%

Procter & Gamble Co. (The)	110	7,004,800

Industrial Conglomerates 0.70%

3M Co.	50	4,149,000
General Electric Co.	300	4,893,000

Total		9,042,000

Information Technology Services 0.58%

SAIC, Inc.*	500	7,500,000

Insurance 0.77%

MetLife, Inc.	190	6,384,000
XL Group plc (Ireland)(a)	175	3,641,750

Total		10,025,750

Machinery 3.67%

Actuant Corp. Class A	350	7,028,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Shares (000)	Fair Value
Machinery (continued)

Caterpillar, Inc.	40	$3,640,000
Danaher Corp.	225	10,307,250
Dover Corp.	35	2,013,200
Pall Corp.	165	8,436,450
Parker Hannifin Corp.	90	6,608,700
Snap-on, Inc.	180	9,523,800

Total		47,557,400

Media 1.68%

Belo Corp. Class A*	350	1,907,500
Charter Communications, Inc. Class A*	67	3,347,447
Interpublic Group of Cos., Inc. (The)	525	4,530,750
Omnicom Group, Inc.	70	2,838,500
Time Warner, Inc.	115	3,640,900
Walt Disney Co. (The)	160	5,449,600

Total		21,714,697

Metals & Mining 0.37%

Barrick Gold Corp. (Canada)(a)	70	3,552,500
Titanium Metals Corp.	75	1,202,250

Total		4,754,750

Multi-Line Retail 0.99%

Kohl’s Corp.	110	5,097,400
Target Corp.	150	7,750,500

Total		12,847,900

Oil, Gas & Consumable Fuels 9.44%

Chevron Corp.	320	31,651,200
ConocoPhillips	300	20,421,000
Continental Resources, Inc.*	150	8,383,500
El Paso Corp.	575	11,005,500
EOG Resources, Inc.	90	8,333,100
Exxon Mobil Corp.	250	18,510,000
Hess Corp.	128	7,577,718
Marathon Oil Corp.	135	3,634,200
Marathon Petroleum Corp.*	75	2,779,500
Petroleo Brasileiro SA ADR	196	5,220,735
Whiting Petroleum Corp.*	100	4,711,000

Total		122,227,453

Pharmaceuticals 5.19%

Bristol-Myers Squibb Co.	360	10,710,000
Johnson & Johnson	185	12,173,000
Merck & Co., Inc.	125	4,140,000
Mylan, Inc.*	918	19,065,652
Pfizer, Inc.	650	12,337,000
Salix Pharmaceuticals Ltd.*	70	2,131,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments				Shares (000)	Fair Value
Pharmaceuticals (continued)

Teva Pharmaceutical Industries Ltd. ADR				161	$6,659,704

Total					67,216,856

Real Estate Investment Trusts 0.32%

Plum Creek Timber Co., Inc.				110	4,176,700

Road & Rail 1.01%

Kansas City Southern*				70	3,791,200
Union Pacific Corp.				100	9,217,000

Total					13,008,200

Semiconductors & Semiconductor Equipment 0.78%

Broadcom Corp. Class A*				90	3,208,500
Intel Corp.				250	5,032,500
PMC-Sierra, Inc.*				300	1,827,000

Total					10,068,000

Software 3.97%

Adobe Systems, Inc.*				175	4,417,000
Citrix Systems, Inc.*				40	2,417,200
Informatica Corp.*				125	5,222,500
Microsoft Corp.				600	15,960,000
Nuance Communications, Inc.*				275	5,104,000
Oracle Corp.				250	7,017,500
Sourcefire, Inc.*				150	4,143,000
Synchronoss Technologies, Inc.*				135	3,666,600
Websense, Inc.*				165	3,394,050

Total					51,341,850

Specialty Retail 0.44%

Best Buy Co., Inc.				65	1,663,350
Home Depot, Inc. (The)				120	4,005,600

Total					5,668,950

Total Common Stocks (cost $649,849,237)					732,915,895

	Exercise Price		Expiration Date
CONTINGENT VALUE RIGHT 0.00%

Pharmaceuticals

Sanofi* (cost $94,160)	—	(b)	12/31/2020	40	42,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 6.74%

Automobiles 0.37%

Ford Motor Co.	4.25%	11/15/2016	$3,325	$4,788,000

Beverages 0.25%

Molson Coors Brewing Co.	2.50%	7/30/2013	3,000	3,240,000

Biotechnology 1.52%

BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	3,000	5,482,500
Gilead Sciences, Inc.	0.625%	5/1/2013	8,500	9,902,500
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	3,500	4,243,750

Total				19,628,750

Computers & Peripherals 0.78%

EMC Corp.	1.75%	12/1/2013	2,600	3,864,250
NetApp, Inc.	1.75%	6/1/2013	3,000	3,881,250
SanDisk Corp.	1.50%	8/15/2017	2,300	2,311,500

Total				10,057,000

Electrical Equipment 0.67%

Roper Industries, Inc.	Zero Coupon	1/15/2034	9,000	8,718,750

Electronic Equipment, Instruments & Components 0.27%

Itron, Inc.	2.50%	8/1/2026	3,500	3,521,875

Energy Equipment & Services 0.17%

SunPower Corp.	4.75%	4/15/2014	2,275	2,206,750

Health Care Providers & Services 0.52%

Five Star Quality Care, Inc.	3.75%	10/15/2026	7,025	6,708,875

Information Technology Services 0.18%

CACI International, Inc.	2.125%	5/1/2014	2,000	2,317,500

Metals & Mining 0.72%

Newmont Mining Corp.	1.25%	7/15/2014	5,000	7,287,500
Newmont Mining Corp.	3.00%	2/15/2012	1,500	2,062,500

Total				9,350,000

Semiconductors & Semiconductor Equipment 0.72%

Intel Corp.	2.95%	12/15/2035	5,000	5,056,250
Xilinx, Inc.	2.625%	6/15/2017	3,500	4,291,875

Total				9,348,125

Software 0.34%

Symantec Corp.	1.00%	6/15/2013	3,750	4,350,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Wireless Telecommunication Services 0.23%

SBA Communications Corp.	4.00%	10/1/2014	$2,175	$3,028,687

Total Convertible Bonds (cost $85,433,235)				87,264,312

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 5.08%

Auto Components 0.29%

Autoliv, Inc. (Sweden)(a)	8.00%		40	3,068,800
Cooper-Standard Holdings, Inc. PIK	7.00%		4	702,280

Total				3,771,080

Automobiles 0.23%

General Motors Co.	4.75%		74	2,930,445

Capital Markets 0.67%

AMG Capital Trust I	5.10%		200	8,625,000

Commercial Banks 0.93%

Fifth Third Bancorp	8.50%		40	5,167,800
Wells Fargo & Co.	7.50%		7	6,818,353

Total				11,986,153

Communications Equipment 0.10%

Lucent Technologies Capital Trust I	7.75%		1	1,295,350

Diversified Financial Services 0.51%

Citigroup, Inc.	7.50%		70	6,622,700

Electric: Utilities 0.48%

NextEra Energy, Inc.	8.375%		119	6,212,525

Food Products 0.55%

Bunge Ltd.	4.875%		75	7,143,750

Insurance 0.53%

Hartford Financial Services Group, Inc. (The)	7.25%		135	2,930,850
MetLife, Inc.	5.00%		61	3,992,450

Total				6,923,300

Oil, Gas & Consumable Fuels 0.79%

Apache Corp.	6.00%		175	10,169,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Total Convertible Preferred Stocks (cost $64,938,898)				$65,679,553

FLOATING RATE LOANS(c) 0.45%

Diversified Financial Services 0.27%

Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	$3,350	3,475,625

Software 0.18%

Nuance Communications, Inc. Term Loan C	3.23%	3/31/2016	2,474	2,387,629

Total Floating Rate Loans (cost $5,538,237)				5,863,254

			Shares (000)
FOREIGN COMMON STOCKS(d) 3.91%

France 0.48%

Automobiles 0.20%

Renault SA			63	2,576,238

Electrical Equipment 0.28%

Alstom SA			79	3,684,794

Total France				6,261,032

Germany 0.84%

Air Freight & Logistics 0.25%

Deutsche Post AG Registered Shares			213	3,267,247

Household Products 0.27%

Henkel KGaA			70	3,401,382

Software 0.32%

SAP AG			76	4,131,638

Total Germany				10,800,267

Norway 0.40%

Commercial Banks

DnB NOR ASA			432	5,214,522

Switzerland 1.28%

Chemicals 0.37%

Syngenta AG Registered Shares*			15	4,838,121

Food Products 0.33%

Nestle SA Registered Shares			68	4,212,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments			Shares (000)	Fair Value
Switzerland (continued)

Pharmaceuticals 0.58%

Roche Holding Ltd. AG			43	$7,500,003

Total Switzerland				16,550,235

United Kingdom 0.91%

Metals & Mining 0.39%

Anglo American plc			64	2,681,494
Vedanta Resources plc			101	2,305,686

Total				4,987,180

Wireless Telecommunication Services 0.52%

Vodafone Group plc			2,582	6,747,869

Total United Kingdom				11,735,049

Total Foreign Common Stocks (cost $48,417,882)				50,561,105

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 25.24%

Aerospace & Defense 0.15%

GeoEye, Inc.	9.625%	10/1/2015	$1,700	1,908,250

Airlines 0.25%

United Airlines, Inc.†	9.875%	8/1/2013	3,150	3,260,250

Auto Components 0.13%

Dana Holding Corp.	6.75%	2/15/2021	1,000	985,000
UCI International, Inc.	8.625%	2/15/2019	740	721,500

Total				1,706,500

Automobiles 0.38%

Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	2,500	2,175,000
TRW Automotive, Inc.†	8.875%	12/1/2017	2,500	2,737,500

Total				4,912,500

Building Products 0.10%

New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	1,500	1,335,000

Capital Markets 0.79%

Nuveen Investments, Inc.	10.50%	11/15/2015	7,000	6,790,000
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	405	431,325
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	3,068,180

Total				10,289,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Chemicals 0.62%

Chemtura Corp.	7.875%	9/1/2018		$2,000	$2,065,000
INEOS Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016		4,250	3,718,750
Lyondell Chemical Co.†	8.00%	11/1/2017		2,023	2,250,587

Total					8,034,337

Commercial Banks 0.42%

SVB Financial Group	5.375%	9/15/2020		1,625	1,681,332
Zions Bancorporation	7.75%	9/23/2014		3,500	3,729,030

Total					5,410,362

Commercial Services & Supplies 0.83%

Bunge NA Finance LP	5.90%	4/1/2017		1,625	1,788,117
Clean Harbors, Inc.	7.625%	8/15/2016		1,375	1,460,938
First Data Corp.†	8.25%	1/15/2021		2,500	2,150,000
First Data Corp.	9.875%	9/24/2015		302	277,840
First Data Corp.†	12.625%	1/15/2021		1,349	1,281,550
International Lease Finance Corp.	6.25%	5/15/2019		925	838,399
International Lease Finance Corp.	8.25%	12/15/2020		650	663,000
International Lease Finance Corp.	8.75%	3/15/2017		2,200	2,266,000

Total					10,725,844

Communications Equipment 1.00%

Avaya, Inc.†	7.00%	4/1/2019		3,500	3,167,500
Brocade Communications Systems, Inc.	6.625%	1/15/2018		3,500	3,543,750
Brocade Communications Systems, Inc.	6.875%	1/15/2020		1,950	1,993,875
CommScope, Inc.†	8.25%	1/15/2019		4,250	4,228,750

Total					12,933,875

Consumer Finance 0.16%

Springleaf Finance Corp.	6.90%	12/15/2017		2,500	2,125,000

Containers & Packaging 0.89%

Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017		1,200	1,188,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020		1,350	1,309,500
Ball Corp.	6.75%	9/15/2020		1,500	1,582,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		6,000	5,910,000
Sealed Air Corp.	7.875%	6/15/2017		1,500	1,579,324

Total					11,569,324

Diversified Financial Services 1.07%

Capital One Capital VI	8.875%	5/15/2040		3,445	3,507,678
New York City Industrial Development Agency†	11.00%	3/1/2029		2,800	3,449,432
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		3,000	3,045,000
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016		2,850	3,013,875
Wachovia Capital Trust III	5.57%#	—	(e)	1,000	878,750

Total					13,894,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Telecommunication Services 0.82%

Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	$4,150	$4,035,875
SBA Telecommunications, Inc.	8.25%	8/15/2019	2,500	2,656,250
Windstream Corp.	7.00%	3/15/2019	4,000	3,940,000

Total				10,632,125

Electric: Utilities 0.34%

Ameren Illinois Co.	9.75%	11/15/2018	2,500	3,344,995
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc.†	11.50%	10/1/2020	1,250	1,062,500

Total				4,407,495

Electronic Equipment, Instruments & Components 0.27%

Emerson Electric Co.	5.25%	10/15/2018	3,000	3,518,163

Energy Equipment & Services 0.11%

Dresser-Rand Group, Inc.†	6.50%	5/1/2021	975	960,375
SESI LLC†	6.375%	5/1/2019	450	442,125

Total				1,402,500

Food Products 0.10%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	1,250	1,246,875

Health Care Equipment & Supplies 0.70%

Bausch & Lomb, Inc.	9.875%	11/1/2015	2,000	2,085,000
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	3,500	3,841,250
Biomet, Inc.	10.00%	10/15/2017	3,000	3,157,500

Total				9,083,750

Health Care Providers & Services 1.61%

Community Health Systems, Inc.	8.875%	7/15/2015	4,400	4,471,500
HCA, Inc.	7.50%	2/15/2022	3,225	3,200,812
STHI Holding Corp.†	8.00%	3/15/2018	2,500	2,387,500
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,727,500
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	4,140,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	3,075	2,944,313

Total				20,871,625

Hotels, Restaurants & Leisure 1.18%

Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	2,000	1,470,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,000	3,225,960
Marina District Finance Co., Inc.	9.875%	8/15/2018	3,000	2,895,000
River Rock Entertainment Authority (The)	9.75%	11/1/2011	1,700	1,241,000
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	1,200	1,326,000
Station Casinos, Inc.(f)	6.50%	2/1/2014	4,000	400
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	3,000	3,236,250
Wyndham Worldwide Corp.	5.75%	2/1/2018	1,000	1,027,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels, Restaurants & Leisure (continued)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75%	8/15/2020	$750	$823,125

Total				15,244,843

Household Durables 0.40%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	1,000	885,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,675	1,503,312
Lennar Corp.	12.25%	6/1/2017	2,500	2,843,750

Total				5,232,062

Independent Power Producers & Energy Traders 0.53%

AES Corp. (The)†	7.375%	7/1/2021	1,000	1,011,250
AES Corp. (The)	8.00%	10/15/2017	2,500	2,637,500
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,000	1,330,000
Mirant Americas Generation LLC	9.125%	5/1/2031	2,000	1,890,000

Total				6,868,750

Industrial Conglomerates 0.28%

Park-Ohio Industries, Inc.	8.125%	4/1/2021	3,700	3,579,750

Information Technology Services 0.77%

SunGard Data Systems, Inc.	7.375%	11/15/2018	2,000	1,915,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	900	864,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	7,000	7,157,500

Total				9,936,500

Insurance 0.24%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	2,500	3,100,000

Internet Software & Services 0.13%

Equinix, Inc.	7.00%	7/15/2021	1,625	1,653,438

Leisure Equipment & Products 0.25%

Speedway Motorsports, Inc.	8.75%	6/1/2016	3,000	3,180,000

Machinery 0.12%

Oshkosh Corp.	8.50%	3/1/2020	1,500	1,554,375

Media 2.13%

Affinion Group, Inc.	11.50%	10/15/2015	4,000	3,940,000
AMC Networks, Inc.†	7.75%	7/15/2021	1,500	1,556,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	3,000	3,187,500
Cumulus Media, Inc.†	7.75%	5/1/2019	2,000	1,765,000
DISH DBS Corp.†	6.75%	6/1/2021	3,000	3,037,500
EH Holding Corp.†	7.625%	6/15/2021	3,775	3,775,000
Gray Television, Inc.	10.50%	6/29/2015	1,500	1,455,000
Mediacom Broadband LLC	8.50%	10/15/2015	4,175	4,237,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Mediacom Communications Corp.	9.125%	8/15/2019	$1,500	$1,522,500
WMG Acquisition Corp.	9.50%	6/15/2016	1,420	1,455,500
WMG Acquisition Corp.†	11.50%	10/1/2018	1,750	1,601,250

Total				27,533,125

Metals & Mining 1.20%

AEP Industries, Inc.†	8.25%	4/15/2019	3,000	2,902,500
Arch Coal, Inc.†	7.25%	6/15/2021	3,000	2,970,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	1,500	1,636,770
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018	1,525	1,517,375
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	1,500	1,619,930
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	1,875	1,753,125
Noranda Aluminum Acquisition Corp. PIK	4.417%#	5/15/2015	3,406	3,158,943

Total				15,558,643

Multi-Utilities 0.63%

Black Hills Corp.	9.00%	5/15/2014	3,650	4,243,811
NiSource Finance Corp.	10.75%	3/15/2016	3,000	3,959,334

Total				8,203,145

Oil, Gas & Consumable Fuels 3.61%

Antero Resources Finance Corp.†	7.25%	8/1/2019	1,500	1,462,500
Chaparral Energy, Inc.	8.25%	9/1/2021	5,000	4,800,000
Concho Resources, Inc.	7.00%	1/15/2021	2,000	2,055,000
CONSOL Energy, Inc.	8.25%	4/1/2020	3,500	3,780,000
Continental Resources, Inc.	8.25%	10/1/2019	6,000	6,480,000
El Paso Corp.	7.00%	6/15/2017	2,630	2,935,911
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,500	2,356,250
Forest Oil Corp.	7.25%	6/15/2019	2,000	1,990,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,000	3,330,792
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	1,850	1,896,250
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	2,200	2,208,250
Oasis Petroleum, Inc.†	7.25%	2/1/2019	3,200	3,144,000
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	2,775	2,795,813
SandRidge Energy, Inc.†	7.50%	3/15/2021	2,100	2,050,125
SM Energy Co.†	6.625%	2/15/2019	3,000	3,015,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	2,396,004

Total				46,695,895

Paper & Forest Products 0.18%

Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	2,350	2,338,250

Personal Products 0.17%

Elizabeth Arden, Inc.	7.375%	3/15/2021	2,150	2,144,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 0.24%

Mylan, Inc.†	7.625%	7/15/2017	$650	$697,125
Mylan, Inc.†	7.875%	7/15/2020	650	698,750
Valeant Pharmaceuticals International†	6.75%	8/15/2021	1,900	1,681,500

Total				3,077,375

Real Estate Management & Development 0.12%

ProLogis	6.875%	3/15/2020	1,500	1,556,687

Road & Rail 0.25%

Florida East Coast Railway Corp.†	8.125%	2/1/2017	2,600	2,600,000
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	625	626,562

Total				3,226,562

Semiconductors & Semiconductor Equipment 0.10%

Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	1,300	1,257,750

Specialty Retail 0.45%

Brookstone Co., Inc.†	13.00%	10/15/2014	1,564	1,243,380
Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,525,000

Total				5,768,380

Textiles, Apparel & Luxury Goods 0.27%

Polymer Group, Inc.†	7.75%	2/1/2019	3,500	3,482,500

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(f)	6.875%	6/15/2011	4,350	21,750

Tobacco 0.09%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	5/15/2018	1,375	1,234,063

Transportation Infrastructure 0.11%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,500	1,484,177

Wireless Telecommunication Services 1.05%

Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	2,500	2,081,250
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.50%	4/1/2021	2,300	2,231,000
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	1,000	1,047,500
Sprint Capital Corp.	6.90%	5/1/2019	5,000	4,950,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Wireless Telecommunication Services (continued)

Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	$3,100	$3,231,750

Total				13,541,500

Total High Yield Corporate Bonds (cost $329,359,708)				326,742,160

			Shares (000)
PREFERRED STOCK 0.02%

Thrifts & Mortgage Finance

Fannie Mae* (cost 3,071,479)	Zero Coupon		122	250,715

	Exercise Price	Expiration Date
WARRANTS 0.03%

Auto Components 0.02%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	15	321,486

Media 0.01%

Charter Communications, Inc.*	46.86	11/30/2014	9	122,609

Total Warrants (cost $175,119)				444,095

Total Long-Term Investments (cost $1,186,877,955)				1,269,763,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND August 31, 2011

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.18%

Repurchase Agreement

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $15,480,000 of Federal National Mortgage Assoc. at 0.05% due 2/8/2012 and $40,000 of U.S. Treasury Note at 1.125% due 12/15/2012; value: $15,512,860; proceeds: $15,204,897 (cost $15,204,897)	$15,205	15,204,897

Total Investments in Securities 99.28% (cost $1,202,082,852)		1,284,967,986

Foreign Cash and Other Assets in Excess of Liabilities 0.72%		9,365,707

Net Assets 100.00%		$1,294,333,693

ADR American Depositary Receipt.

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at August 31, 2011.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.03%

Aerospace & Defense 4.11%

Boeing Co. (The)	80,396	$5,375
Goodrich Corp.	108,700	9,694
Honeywell International, Inc.	143,700	6,870
Precision Castparts Corp.	51,000	8,356
United Technologies Corp.	141,800	10,529

Total		40,824

Airlines 0.15%

AMR Corp.*	406,300	1,471

Automobiles 0.36%

General Motors Co.*	148,043	3,558

Beverages 2.67%

Coca-Cola Co. (The)	190,300	13,406
PepsiCo, Inc.	203,100	13,086

Total		26,492

Biotechnology 1.17%

Celgene Corp.*	91,500	5,442
Gilead Sciences, Inc.*	59,824	2,386
Human Genome Sciences, Inc.*	297,200	3,825

Total		11,653

Capital Markets 3.64%

Franklin Resources, Inc.	15,600	1,871
Goldman Sachs Group, Inc. (The)	131,200	15,248
Morgan Stanley	372,700	6,522
State Street Corp.	134,600	4,781
T. Rowe Price Group, Inc.	144,600	7,733

Total		36,155

Chemicals 4.88%

Albemarle Corp.	8,100	411
Celanese Corp. Series A	155,800	7,324
CF Industries Holdings, Inc.	17,500	3,199
Dow Chemical Co. (The)	358,100	10,188
E.I. du Pont de Nemours & Co.	107,800	5,204
LyondellBasell Industries NV Class A (Netherlands)(a)	111,200	3,853
Monsanto Co.	81,245	5,600
Mosaic Co. (The)	32,400	2,305
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	177,700	10,303

Total		48,387

Commercial Banks 4.35%

Fifth Third Bancorp	689,100	7,318
PNC Financial Services Group, Inc. (The)	143,500	7,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2011

Investments	Shares	Fair Value (000)
Commercial Banks 4.35% (continued)

Regions Financial Corp.	713,700	$3,240
SunTrust Banks, Inc.	182,900	3,640
U.S. Bancorp	332,600	7,720
Wells Fargo & Co.	539,700	14,086

Total		43,199

Communications Equipment 2.01%

Cisco Systems, Inc.	137,500	2,156
QUALCOMM, Inc.	345,600	17,785

Total		19,941

Computers & Peripherals 6.73%

Apple, Inc.*	117,300	45,140
Dell, Inc.*	683,300	10,157
EMC Corp.*	467,500	10,561
Hewlett-Packard Co.	35,951	936

Total		66,794

Construction & Engineering 0.74%

Fluor Corp.	120,700	7,329

Consumer Finance 1.15%

Capital One Financial Corp.	248,500	11,443

Diversified Financial Services 3.22%

Bank of America Corp.	571,048	4,665
Citigroup, Inc.	217,280	6,747
JPMorgan Chase & Co.	547,228	20,554

Total		31,966

Diversified Telecommunication Services 2.69%

AT&T, Inc.	367,102	10,455
CenturyLink, Inc.	200,800	7,259
Verizon Communications, Inc.	247,300	8,945

Total		26,659

Electric: Utilities 0.63%

NextEra Energy, Inc.	61,032	3,462
Progress Energy, Inc.	57,900	2,825

Total		6,287

Electrical Equipment 1.11%

Emerson Electric Co.	236,778	11,022

Electronic Equipment, Instruments & Components 0.42%

Corning, Inc.	276,603	4,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.39%

National Oilwell Varco, Inc.	59,100	$3,908
Schlumberger Ltd.	200,575	15,669
Weatherford International Ltd. (Switzerland)*(a)	242,000	4,145

Total		23,722

Food & Staples Retailing 1.04%

CVS Caremark Corp.	183,948	6,605
Wal-Mart Stores, Inc.	69,100	3,677

Total		10,282

Food Products 0.28%

Kellogg Co.	51,700	2,808

Health Care Equipment & Supplies 1.08%

Baxter International, Inc.	191,187	10,703

Health Care Providers & Services 3.79%

Express Scripts, Inc.*	265,400	12,458
HCA Holdings, Inc.*	133,500	2,674
Medco Health Solutions, Inc.*	119,702	6,480
UnitedHealth Group, Inc.	297,500	14,137
WellPoint, Inc.	29,600	1,874

Total		37,623

Hotels, Restaurants & Leisure 4.63%

Boyd Gaming Corp.*	130,300	814
Carnival Corp.	185,500	6,127
Darden Restaurants, Inc.	40,600	1,953
Gaylord Entertainment Co.*	56,000	1,408
Hyatt Hotels Corp. Class A*	130,739	4,643
Marriott International, Inc. Class A	114,178	3,343
MGM Resorts International*	764,800	8,466
Royal Caribbean Cruises Ltd.	74,900	1,944
Starwood Hotels & Resorts Worldwide, Inc.	140,400	6,256
Wynn Resorts Ltd.	71,100	11,001

Total		45,955

Household Products 2.29%

Colgate-Palmolive Co.	78,655	7,077
Procter & Gamble Co. (The)	245,797	15,652

Total		22,729

Industrial Conglomerates 1.19%

General Electric Co.	724,100	11,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2011

Investments	Shares	Fair Value (000)
Information Technology Services 0.46%

MasterCard, Inc. Class A	13,700	$4,517

Insurance 1.35%

MetLife, Inc.	183,200	6,156
Prudential Financial, Inc.	143,700	7,215

Total		13,371

Internet & Catalog Retail 0.15%

Amazon.com, Inc.*	7,100	1,529

Internet Software & Services 3.01%

Google, Inc. Class A*	38,700	20,935
Monster Worldwide, Inc.*	948,404	8,953

Total		29,888

Machinery 2.51%

Caterpillar, Inc.	51,700	4,705
Dover Corp.	110,900	6,379
Eaton Corp.	146,000	6,270
PACCAR, Inc.	162,000	6,096
Parker Hannifin Corp.	19,200	1,410

Total		24,860

Media 2.06%

Interpublic Group of Cos., Inc. (The)	984,600	8,497
Time Warner, Inc.	193,500	6,126
Walt Disney Co. (The)	170,537	5,809

Total		20,432

Metals & Mining 2.00%

Freeport-McMoRan Copper & Gold, Inc.	194,430	9,165
Newmont Mining Corp.	51,100	3,200
Reliance Steel & Aluminum Co.	69,100	2,864
United States Steel Corp.	153,800	4,632

Total		19,861

Multi-Line Retail 0.87%

Macy’s, Inc.	90,500	2,349
Target Corp.	121,657	6,286

Total		8,635

Multi-Utilities 0.75%

Dominion Resources, Inc.	86,700	4,226
PG&E Corp.	75,300	3,189

Total		7,415

Oil, Gas & Consumable Fuels 9.88%

Anadarko Petroleum Corp.	109,700	8,090
Apache Corp.	63,800	6,576
Cabot Oil & Gas Corp.	40,400	3,065
Chevron Corp.	148,200	14,659
Continental Resources, Inc.*	77,100	4,309
Devon Energy Corp.	55,261	3,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 9.88% (continued)

EOG Resources, Inc.	26,700	$2,472
EQT Corp.	36,700	2,196
Exxon Mobil Corp.	248,715	18,415
Hess Corp.	156,900	9,311
Noble Energy, Inc.	33,300	2,942
Occidental Petroleum Corp.	81,800	7,095
Range Resources Corp.	36,100	2,338
Southwestern Energy Co.*	81,400	3,089
Suncor Energy, Inc. (Canada)(a)	306,993	9,793

Total		98,098

Pharmaceuticals 5.70%

Abbott Laboratories	137,900	7,241
Johnson & Johnson	306,500	20,168
Merck & Co., Inc.	339,300	11,237
Pfizer, Inc.	943,300	17,904

Total		56,550

Real Estate Investment Trusts 0.66%

Host Hotels & Resorts, Inc.	553,161	6,544

Road & Rail 2.48%

Hertz Global Holdings, Inc.*	564,400	6,321
Union Pacific Corp.	198,300	18,278

Total		24,599

Semiconductors & Semiconductor Equipment 1.75%

Broadcom Corp. Class A*	110,200	3,929
Intel Corp.	238,100	4,793
Micron Technology, Inc.*	763,300	4,511
Texas Instruments, Inc.	157,700	4,133

Total		17,366

Software 4.46%

Activision Blizzard, Inc.	140,426	1,663
Adobe Systems, Inc.*	358,953	9,060
Microsoft Corp.	577,300	15,356
Oracle Corp.	288,800	8,107
VMware, Inc. Class A*	106,900	10,087

Total		44,273

Specialty Retail 2.48%

Dick’s Sporting Goods, Inc.*	437,625	15,374
Home Depot, Inc. (The)	278,000	9,279

Total		24,653

Tobacco 0.74%

Altria Group, Inc.	269,400	7,325

Total Common Stocks (cost $828,073,360)		972,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.12%

Repurchase Agreement

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $21,490,000 of Federal Home Loan Bank at 0.049% due 1/18/12; value: $21,479,255; proceeds: $21,057,261 (cost $21,057,261)	$21,057	$21,057

Total Investments in Securities 100.15% (cost $849,130,621)		993,942

Liabilities in Excess of Other Assets (0.15)%		(1,469)

Net Assets 100.00%		$992,473

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.75%

Aerospace & Defense 0.70%

Spirit AeroSystems Holdings, Inc. Class A*	252,591	$4,238

Auto Components 1.81%

BorgWarner, Inc.*	74,736	5,335
Gentex Corp.	219,314	5,690

Total		11,025

Automobiles 0.94%

Harley-Davidson, Inc.	148,475	5,740

Biotechnology 0.94%

Dendreon Corp.*	165,288	2,030
Onyx Pharmaceuticals, Inc.*	108,847	3,704

Total		5,734

Capital Markets 2.39%

Affiliated Managers Group, Inc.*	101,371	8,836
Invesco Ltd.	312,918	5,726

Total		14,562

Chemicals 6.46%

Albemarle Corp.	99,045	5,023
Ashland, Inc.	85,134	4,513
Celanese Corp. Series A	137,204	6,450
Eastman Chemical Co.	74,779	6,186
Huntsman Corp.	329,261	4,317
Innophos Holdings, Inc.	72,731	3,026
Kronos Worldwide, Inc.	143,211	3,135
Westlake Chemical Corp.	146,661	6,739

Total		39,389

Commercial Services & Supplies 0.69%

Stericycle, Inc.*	47,714	4,185

Communications Equipment 3.07%

Acme Packet, Inc.*	65,122	3,067
Aruba Networks, Inc.*	172,758	3,685
Ciena Corp.*	211,640	2,590
F5 Networks, Inc.*	39,685	3,239
Finisar Corp.*	188,089	3,472
Riverbed Technology, Inc.*	107,451	2,663

Total		18,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2011

Investments	Shares	Fair Value (000)
Computers & Peripherals 2.91%

Fortinet, Inc.*	170,508	$3,262
NCR Corp.*	295,321	5,088
NetApp, Inc.*	69,224	2,604
Teradata Corp.*	129,078	6,759

Total		17,713

Construction & Engineering 1.27%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	215,904	7,719

Diversified Financial Services 1.19%

Moody’s Corp.	235,177	7,250

Electrical Equipment 4.67%

AMETEK, Inc.	146,069	5,708
Cooper Industries plc	139,045	6,588
General Cable Corp.*	109,869	3,313
Polypore International, Inc.*	67,069	4,136
Rockwell Automation, Inc.	136,048	8,725

Total		28,470

Electronic Equipment, Instruments & Components 2.70%

Agilent Technologies, Inc.*	277,697	10,239
IPG Photonics Corp.*	107,246	6,218

Total		16,457

Energy Equipment & Services 4.27%

Atwood Oceanics, Inc.*	95,738	4,029
Cameron International Corp.*	213,230	11,079
CARBO Ceramics, Inc.	32,611	5,223
Nabors Industries Ltd.*	308,717	5,693

Total		26,024

Food & Staples Retailing 1.40%

Whole Foods Market, Inc.	129,305	8,538

Food Products 1.70%

Green Mountain Coffee Roasters, Inc.*	98,984	10,368

Health Care Equipment & Supplies 3.26%

Hospira, Inc.*	112,181	5,183
Intuitive Surgical, Inc.*	25,317	9,655
NuVasive, Inc.*	206,578	5,005

Total		19,843

Health Care Providers & Services 2.26%

AmerisourceBergen Corp.	208,421	8,249
Humana, Inc.	71,422	5,545

Total		13,794

Health Care Technology 2.88%

Allscripts Healthcare Solutions, Inc.*	221,773	3,982
Cerner Corp.*	100,904	6,656
SXC Health Solutions Corp.*	126,001	6,891

Total		17,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2011

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 4.80%

Chipotle Mexican Grill, Inc.*	14,294	$4,479
Gaylord Entertainment Co.*	124,652	3,134
MGM Resorts International*	559,222	6,191
Starwood Hotels & Resorts Worldwide, Inc.	124,271	5,537
Wynn Resorts Ltd.	63,882	9,884

Total		29,225

Household Durables 0.61%

Tempur-Pedic International, Inc.*	63,701	3,710

Industrial Conglomerates 1.05%

McDermott International, Inc.*	445,415	6,409

Insurance 0.86%

Marsh & McLennan Cos., Inc.	175,872	5,227

Internet & Catalog Retail 1.14%

Netflix, Inc.*	29,594	6,955

Machinery 4.97%

Cummins, Inc.	38,295	3,558
Dover Corp.	117,170	6,740
Eaton Corp.	59,941	2,574
Flowserve Corp.	78,406	7,397
Ingersoll-Rand plc (Ireland)(a)	118,984	3,987
Joy Global, Inc.	72,484	6,049

Total		30,305

Metals & Mining 2.25%

Cliffs Natural Resources, Inc.	97,077	8,043
Walter Energy, Inc.	69,634	5,692

Total		13,735

Multi-Line Retail 1.07%

Macy’s, Inc.	251,800	6,534

Oil, Gas & Consumable Fuels 6.27%

Brigham Exploration Co.*	221,901	6,457
Concho Resources, Inc.*	55,765	4,849
CONSOL Energy, Inc.	243,946	11,138
Denbury Resources, Inc.*	467,131	7,451
Range Resources Corp.	127,932	8,285

Total		38,180

Pharmaceuticals 1.45%

Watson Pharmaceuticals, Inc.*	131,942	8,856

Professional Services 0.45%

Monster Worldwide, Inc.*	290,086	2,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2011

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts 1.28%

Boston Properties, Inc.	74,827	$7,804

Real Estate Management & Development 1.02%

CB Richard Ellis Group, Inc. Class A*	407,940	6,184

Road & Rail 1.48%

Kansas City Southern*	166,685	9,028

Semiconductors & Semiconductor Equipment 6.14%

Altera Corp.	178,293	6,488
Analog Devices, Inc.	194,971	6,438
Atmel Corp.*	431,952	3,935
Avago Technologies Ltd. (Singapore)(a)	185,074	6,128
Cypress Semiconductor Corp.*	300,176	4,755
NetLogic Microsystems, Inc.*	169,397	5,085
NVIDIA Corp.*	345,002	4,592

Total		37,421

Software 8.36%

ANSYS, Inc.*	77,356	4,176
Ariba, Inc.*	139,789	3,793
BMC Software, Inc.*	73,848	2,999
Citrix Systems, Inc.*	152,452	9,213
CommVault Systems, Inc.*	114,207	3,873
Electronic Arts, Inc.*	231,485	5,227
Informatica Corp.*	96,007	4,011
Nuance Communications, Inc.*	225,505	4,185
Red Hat, Inc.*	126,992	5,021
Synchronoss Technologies, Inc.*	212,229	5,764
TIBCO Software, Inc.*	120,383	2,694

Total		50,956

Specialty Retail 7.79%

Abercrombie & Fitch Co. Class A	91,116	5,796
Dick’s Sporting Goods, Inc.*	139,407	4,897
Limited Brands, Inc.	188,721	7,122
O’Reilly Automotive, Inc.*	74,458	4,831
Ross Stores, Inc.	115,522	8,840
Tiffany & Co.	81,037	5,832
Tractor Supply Co.	99,205	6,088
Ulta Salon, Cosmetics & Fragrance, Inc.*	68,748	4,062

Total		47,468

Textiles, Apparel & Luxury Goods 3.25%

Deckers Outdoor Corp.*	52,230	4,646
Hanesbrands, Inc.*	238,066	6,799
PVH Corp.	83,389	5,559
Vera Bradley, Inc.*	78,934	2,771

Total		19,775

Total Common Stocks (cost $587,910,086)		607,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.34%

Repurchase Agreement

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $1,900,000 of Federal National Mortgage Assoc. at 4.625% due 10/15/2013; value: $2,102,137; proceeds: $2,059,639 (cost $2,059,639)	$2,060	$2,060

Total Investments in Securities 100.09% (cost $589,969,725)		609,864

Liabilities in Excess of Cash and Other Assets (0.09)%		(523)

Net Assets 100.00%		$609,341

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.28%

Aerospace & Defense 3.52%

AAR Corp.	1,418,764	$33,469
Hexcel Corp.*	2,529,273	58,097
Moog, Inc. Class A*	865,262	34,507

Total		126,073

Air Freight & Logistics 1.61%

Atlas Air Worldwide Holdings, Inc.*	663,800	32,579
Hub Group, Inc. Class A*	798,945	25,159

Total		57,738

Capital Markets 1.29%

Piper Jaffray Cos., Inc.*	931,400	22,195
Stifel Financial Corp.*	800,800	24,088

Total		46,283

Chemicals 4.78%

Cabot Corp.	1,992,600	68,605
Ferro Corp.*	475,503	3,980
Koppers Holdings, Inc.(a)	1,203,100	39,979
Olin Corp.	1,794,800	35,788
PolyOne Corp.	1,816,500	22,943

Total		171,295

Commercial Banks 8.81%

City National Corp.	729,900	32,765
Columbia Banking System, Inc.	1,807,276	29,549
CVB Financial Corp.	4,072,900	35,516
First Financial Bancorp	1,770,200	28,270
IBERIABANK Corp.	756,800	36,432
PacWest Bancorp	1,395,900	22,404
Signature Bank*	753,074	41,878
Susquehanna Bancshares, Inc.	3,553,300	23,843
SVB Financial Group*	530,300	24,436
Texas Capital Bancshares, Inc.*	1,580,387	40,569

Total		315,662

Commercial Services & Supplies 0.72%

Korn/Ferry International*	1,584,800	25,769

Construction & Engineering 2.61%

Chicago Bridge & Iron Co. NV (Netherlands)(b)	1,770,200	63,284
EMCOR Group, Inc.*	1,328,100	30,427

Total		93,711

Containers & Packaging 2.66%

AptarGroup, Inc.	564,900	28,516
Greif, Inc. Class A	633,387	35,381
Silgan Holdings, Inc.	824,654	31,279

Total		95,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2011

Investments	Shares	Fair Value (000)
Electrical Equipment 1.31%

II-VI, Inc.*	961,030	$18,985
Regal Beloit Corp.	476,760	28,029

Total		47,014

Electronic Equipment, Instruments & Components 8.36%

Anixter International, Inc.	784,502	46,294
Cognex Corp.	939,700	30,070
Coherent, Inc.*	872,400	38,569
Elster Group SE ADR*	1,450,000	24,940
Littelfuse, Inc.	935,334	43,390
Plexus Corp.*	1,321,872	35,135
Rogers Corp.*	714,635	35,639
ScanSource, Inc.*(a)	1,467,227	45,411

Total		299,448

Energy Equipment & Services 4.82%

Bristow Group, Inc.	777,069	34,175
Complete Production Services, Inc.*	1,119,600	32,535
GulfMark Offshore, Inc. Class A*	762,077	30,110
Key Energy Services, Inc.*	2,112,000	30,392
Superior Energy Services, Inc.*	1,290,198	45,570

Total		172,782

Food Products 0.71%

Dole Food Co., Inc.*	2,271,426	25,599

Gas Utilities 0.94%

New Jersey Resources Corp.	714,000	33,637

Health Care Equipment & Supplies 3.39%

Cooper Cos., Inc. (The)	447,068	33,651
Haemonetics Corp.*	467,100	29,198
Integra LifeSciences Holdings*	511,577	20,402
Invacare Corp.	1,522,900	38,255

Total		121,506

Health Care Providers & Services 1.83%

Centene Corp.*	894,524	28,526
HealthSpring, Inc.*	951,200	37,135

Total		65,661

Hotels, Restaurants & Leisure 3.38%

Cheesecake Factory, Inc. (The)*	1,203,900	33,047
Cracker Barrel Old Country Store, Inc.	737,505	31,241
Gaylord Entertainment Co.*	1,196,692	30,085
Orient-Express Hotels Ltd. Class A*	3,428,100	26,876

Total		121,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2011

Investments	Shares	Fair Value (000)
Information Technology Services 2.33%

FleetCor Technologies, Inc.*	1,289,124	$36,624
MAXIMUS, Inc.	1,271,178	47,021

Total		83,645

Insurance 3.27%

Alterra Capital Holdings Ltd.	2,235,080	45,596
Navigators Group, Inc. (The)*(a)	868,000	38,860
Validus Holdings Ltd.	1,262,800	32,605

Total		117,061

Life Sciences Tools & Services 0.81%

PAREXEL International Corp.*	1,422,400	28,988

Machinery 3.37%

Kaydon Corp.	156,745	5,270
Kennametal, Inc.	801,200	29,532
TriMas Corp.*(a)	1,734,101	33,520
WABCO Holdings, Inc.*	561,600	26,199
Watts Water Technologies, Inc. Class A	931,700	26,386

Total		120,907

Marine 1.13%

Kirby Corp.*	738,100	40,625

Metals & Mining 2.88%

Commercial Metals Co.	740,500	8,701
Compass Minerals International, Inc.	444,400	33,601
Reliance Steel & Aluminum Co.	961,600	39,849
RTI International Metals, Inc.*	793,222	21,131

Total		103,282

Oil, Gas & Consumable Fuels 0.70%

SandRidge Energy, Inc.*	3,405,207	24,994

Pharmaceuticals 1.13%

Par Pharmaceutical Cos., Inc.*	1,360,600	40,451

Professional Services 1.75%

FTI Consulting, Inc.*	812,600	29,563
TrueBlue, Inc.*(a)	2,371,900	33,325

Total		62,888

Real Estate Investment Trusts 4.42%

Alexandria Real Estate Equities, Inc.	336,400	24,493
Brandywine Realty Trust	2,414,200	23,997
Duke Realty Corp.	2,047,300	24,302
Entertainment Properties Trust	1,072,400	45,180
Pebblebrook Hotel Trust	2,016,600	32,407
Weingarten Realty Investors	333,700	8,132

Total		158,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2011

Investments	Shares	Fair Value (000)
Road & Rail 4.88%

Genesee & Wyoming, Inc. Class A*	565,326	$29,363
Heartland Express, Inc.	2,724,782	41,417
Knight Transportation, Inc.	2,067,600	31,324
Ryder System, Inc.	1,026,700	48,337
Werner Enterprises, Inc.	1,043,800	24,300

Total		174,741

Semiconductors & Semiconductor Equipment 4.91%

Cabot Microelectronics Corp.*	941,700	37,442
Diodes, Inc.*	1,469,300	29,415
Hittite Microwave Corp.*	406,300	22,070
PMC-Sierra, Inc.*	3,927,200	23,917
Silicon Laboratories, Inc.*	916,600	31,687
Teradyne, Inc.*	2,594,700	31,396

Total		175,927

Software 1.08%

Jack Henry & Associates, Inc.	1,318,800	38,562

Specialty Retail 7.25%

Ascena Retail Group, Inc.*	1,249,461	35,510
Children’s Place Retail Stores, Inc. (The)*	890,700	38,229
Genesco, Inc.*	977,600	51,832
Jos. A. Bank Clothiers, Inc.*	773,200	39,626
Men’s Wearhouse, Inc. (The)	872,800	25,233
Penske Automotive Group, Inc.	2,076,900	37,883
Rent-A-Center, Inc.	1,117,900	31,502

Total		259,815

Thrifts & Mortgage Finance 1.43%

People’s United Financial, Inc.	2,549,348	29,955
Washington Federal, Inc.	1,415,500	21,275

Total		51,230

Trading Companies & Distributors 5.20%

Applied Industrial Technologies, Inc.	976,400	29,897
Beacon Roofing Supply, Inc.*	935,000	17,354
GATX Corp.	1,259,250	45,660
RSC Holdings, Inc.*	3,732,100	29,707
TAL International Group, Inc.	1,214,400	35,473
WESCO International, Inc.*	658,200	28,362

Total		186,453

Total Common Stocks (cost $2,998,410,055)		3,486,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.56%

Repurchase Agreement

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $93,670,000 of Federal Home Loan Bank at 0.049% due 2/10/2012; value: $93,623,165; proceeds: $91,785,625 (cost $91,785,625)	$91,786	$91,786

Total Investments in Securities 99.84% (cost $3,090,195,680)		3,578,469

Other Assets in Excess of Liabilities 0.16%		5,568

Net Assets 100.00%		$3,584,037

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Capital Structure Fund (“Capital Structure Fund”), Lord Abbett Classic Stock Fund (“Classic Stock Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Capital Structure Fund’s investment objective is to seek current income and capital appreciation. Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Floating Rate Loans-Capital Structure Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2011, Capital Structure Fund had no unfunded loan commitments.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing each Fund’s investments carried at fair value:

Notes to Schedule of Investments (unaudited)(continued)

	Capital Structure Fund				Classic Stock Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$732,915,895	$—	$—	$732,915,895	$972,885	$—	$—	$972,885
Contingent Value Right	42,000	—	—	42,000	—	—	—	—
Convertible Bonds	—	87,264,312	—	87,264,312	—	—	—	—
Convertible Preferred Stocks	39,676,573	26,002,980	—	65,679,553	—	—	—	—
Floating Rate Loans	—	5,863,254	—	5,863,254	—	—	—	—
Foreign Common Stocks	50,561,105	—	—	50,561,105	—	—	—	—
High Yield Corporate Bonds	—	326,742,160	—	326,742,160	—	—	—	—
Preferred Stock	250,715	—	—	250,715	—	—	—	—
Warrants	122,609	321,486	—	444,095	—	—	—	—
Repurchase Agreement	—	15,204,897	—	15,204,897	—	21,057	—	21,057

Total	$823,568,897	$461,399,089	$—	$1,284,967,986	$972,885	$21,057	$—	$993,942

	Growth Opportunities Fund				Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$607,804	$—	$—	$607,804	$3,486,683	$—	$—	$3,486,683
Repurchase Agreement	—	2,060	—	2,060	—	91,786	—	91,786

Total	$607,804	$2,060	$—	$609,864	$3,486,683	$91,786	$—	$3,578,469

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of August 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Capital Structure Fund	Classic Stock Fund
Tax cost	$1,204,498,057	$851,157,274

Gross unrealized gain	162,895,571	200,225,563
Gross unrealized loss	(82,425,642)	(57,440,896)

Net unrealized security gain	$80,469,929	$142,784,667

	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$590,406,109	$3,093,978,144

Gross unrealized gain	75,841,064	674,599,443
Gross unrealized loss	(56,383,434)	(190,108,865)

Net unrealized security gain	$19,457,630	$484,490,578

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended August 31, 2011:

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2011	Fair Value at 8/31/2011	Net Realized Gain (Loss) 12/1/2010 to 8/31/2011(a)	Dividend Income 12/1/2010 to 8/31/2011(a)
Danvers Bancorp., Inc.(c)	1,355,600	50,000	(1,405,600)	—	$—	$6,781,044	$—
Koppers Holdings, Inc.	1,271,100	87,700	(155,700)	1,203,100	39,979,013	1,063,206	877,921
Navigators Group, Inc.(b)	782,600	85,400	—	868,000	38,860,360	—	—
NutriSystem, Inc.(c)	1,363,100	—	(1,363,100)	—	—	(8,317,627)	—
Olin Corp.(c)	4,145,000	—	(2,350,200)	1,794,800	—	(31,312)	818,020
Pacific Sunwear of California, Inc.(c)	5,868,640	—	(5,868,640)	—	—	(6,078,540)	—
Rogers Corp.(c)	987,435	33,300	(306,100)	714,635	—	(121,694)	—
ScanSource, Inc.	1,467,725	—	(498)	1,467,227	45,410,676	4,752	—
Texas Capital Bancshares, Inc.(c)	1,895,554	—	(315,167)	1,580,387	—	292,686	—
TriMas Corp.(b)	—	1,909,900	(175,799)	1,734,101	33,520,172	(302,827)	—
TrueBlue, Inc.	2,698,700	78,400	(405,200)	2,371,900	33,325,195	(7,003)	—

Total					$191,095,416	$(6,717,315)	$1,695,941

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b) Not an affiliated issuer as of November 30, 2010.
(c) No longer an affiliated issuer as of August 31, 2011.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2011